Condensed Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 214,336	$ 100,017	$ 7,041
Short-term investments			4,300
Accounts receivable, net of allowance for doubtful accounts	7,450	6,095	3,715
Prepaid expenses and other current assets	1,586	1,413	524
Total current assets	223,372	107,525	15,580
Restricted cash	385	385
Property and equipment, net	8,294	7,069	5,548
Goodwill	2,155	2,155	2,155
Other assets	1,520	1,830	912
TOTAL ASSETS	235,726	118,964	24,195
CURRENT LIABILITIES:
Accounts payable	543	525	1,335
Accrued liabilities	4,311	2,916	1,505
Accrued compensation and benefits	4,578	4,500	2,042
Deferred revenue	14,713	13,296	4,827
Deferred rent, current portion	512	444	387
Capital lease liability, current portion	146	217	292
Long-term debt, current portion	3,646	2,665	730
Other current liabilities	330	330	297
Total current liabilities	28,779	24,893	11,415
Deferred revenue, net of current portion	101
Deferred rent, net of current portion	357	407	638
Capital lease liability, net of current portion		16	156
Long-term debt, net of current portion	6,149	7,094	8,862
Other long-term liabilities	20	20	85
Total liabilities	35,406	32,430	21,156
Commitments and contingencies
STOCKHOLDERS' EQUITY:
Convertible preferred stock, par value of $0.000033 per share, issuable in Series A, B, C and D, no shares and 42,897,601 shares authorized as of December 31, 2012 and 2011; no shares and 14,161,444 shares issued and outstanding as of December 31, 2012 and 2011; aggregate liquidation preferences of nil and $33,609 as of December 31, 2012 and 2011
Preferred stock, value
Common stock, value
Additional paid-in capital	249,427	133,659	39,243
Accumulated deficit	(49,107)	(47,125)	(36,204)
Total stockholders' equity	200,320	86,534	3,039
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 235,726	$ 118,964	$ 24,195